Consolidated Statement of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statement of Cash Flows [Abstract]
Increase to properties and equipment	$ (1,641)		$ (1,891)		$ (1,291)
Changes in related accounts payable	69		35		(143)
Capital expenditures	(1,572)	[1]	(1,856)	[1]	(1,434)	[1]
Distribution value included in investment	$ 981

[1]	Increase to properties and equipment $ (1,641) $ (1,891) $ (1,291) Changes in related accounts payable 69 35 (143) Capital expenditures $ (1,572) $ (1,856) $ ((1,434)